Income Tax - Schedule of Deferred Tax Benefit (Expense) Recognition (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Tax benefit (expense) attributable to continuing operation	₽ 3,658	₽ (2,577)	₽ (2,274)
Tax benefit (expense) attributable to discontinued operation		3	(14)
Tax benefit (expense) during the period recognised in profit or loss	₽ 3,658	₽ (2,574)	₽ (2,288)